Collaborations, Licensing Arrangements, and Other Asset Acquisitions (Tables)	12 Months Ended
Mar. 31, 2024
Collaborations, Licensing Arrangements, and Other Asset Acquisitions [Abstract]
Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements
Under the terms of these collaborations, in-licensing arrangements, and other asset acquisitions, Takeda made the following payments:

	JPY (millions)
	For the Year Ended March 31
	2022	2023	2024
Initial up-front payments, milestone payments, and other asset acquisitions	¥44,944	¥676,156	¥124,878
Acquisition of shares of collaboration and in-licensing partners	785	494	2,050